NOTE 25 - Income Taxes: Schedule of Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Canada
Net operating losses carryforwards	$ (7,568)	$ (7,023)
Israel
Net operating losses carryforwards	(55,025)	(45,156)
United States
Net operating losses carryforwards	0	(38)
Total
Net operating losses carryforwards	$ (62,593)	$ (52,217)